PRINCIPAL ACCOUNTING POLICIES - BASIS OF PRAPARATION (Details) $ in Thousands	Mar. 15, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Net current liabilities			¥ 65,568,000
Contractual capital commitments			899,290,000			¥ 1,341,055,000
Bank facilities	¥ 500,000,000		500,000,000
Total Assets			35,402,237,000	$ 5,149,043		33,994,238,000
Total liabilities			¥ 6,585,908,000	$ 957,881	¥ 1,569,022,000	¥ 5,337,157,000
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Total Assets		¥ 1,177,000,000
Total liabilities		¥ 1,177,000,000

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .